Fair value of financial instrument - Summary of Net Gains (Losses) From Financial Instruments Classified and Designated as at Fair Value Through Profit or Loss (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Net gains (losses) from financial instruments classified and designated as at fair value through profit or loss	$ 1,464	$ 1,743
Interest Rate and Credit [member] | By product line [member]
Disclosure of detailed information about financial instruments [line items]
Net gains (losses) from financial instruments classified and designated as at fair value through profit or loss	1,490	1,534
Equities [member] | By product line [member]
Disclosure of detailed information about financial instruments [line items]
Net gains (losses) from financial instruments classified and designated as at fair value through profit or loss	(501)	(144)
Foreign Exchange and Commodities [member] | By product line [member]
Disclosure of detailed information about financial instruments [line items]
Net gains (losses) from financial instruments classified and designated as at fair value through profit or loss	475	353
Financial Instruments At Fair Value Through Profit Or Loss Classified As Fair Value Through Profit Loss Category [member]
Disclosure of detailed information about financial instruments [line items]
Net gains (losses) from financial instruments classified and designated as at fair value through profit or loss	(69)	3,564
Financial Instruments At Fair Value Through Profit Or Loss Designated upon Initial Recognition Category [member]
Disclosure of detailed information about financial instruments [line items]
Net gains (losses) from financial instruments classified and designated as at fair value through profit or loss	$ 1,533	$ (1,821)